Inventories - Summary of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw materials and consumables	€ 1,523	€ 1,399
Finished goods and goods for resale	3,223	3,053
Total inventories	4,746	4,452
Provision for inventories	(284)	(288)
Total	€ 4,462	€ 4,164